Portfolio of Investments
Touchstone Anti-Benchmark® US Core Equity Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Consumer Staples — 29.6%
2,808	BJ's Wholesale Club Holdings, Inc.*	$ 213,604
5,064	Campbell Soup Co.	278,419
4,404	Church & Dwight Co., Inc.	389,358
4,155	Clorox Co. (The)	657,487
12,102	Conagra Brands, Inc.	454,551
3,262	Dollar Tree, Inc.*	468,260
7,944	General Mills, Inc.	678,894
441	Hershey Co. (The)	112,195
14,594	Hormel Foods Corp.	582,009
4,218	J M Smucker Co. (The)	663,787
9,762	Kellogg Co.	653,663
3,130	Kimberly-Clark Corp.	420,109
7,584	Kraft Heinz Co. (The)	293,273
13,243	Kroger Co. (The)	653,807
		6,519,416
	Health Care — 28.6%
1,946	AbbVie, Inc.	310,134
1,832	Alnylam Pharmaceuticals, Inc.*	366,986
5,141	Baxter International, Inc.	208,519
640	Becton Dickinson & Co.	158,426
1,021	Biogen, Inc.*	283,869
4,720	Bristol-Myers Squibb Co.	327,143
641	Edwards Lifesciences Corp.*	53,030
1,929	Eli Lilly & Co.	662,457
2,142	Gilead Sciences, Inc.	177,722
766	Humana, Inc.	371,862
2,081	Johnson & Johnson	322,555
72	McKesson Corp.	25,636
5,792	Merck & Co., Inc.	616,211
2,062	Moderna, Inc.*	316,682
2,121	Neurocrine Biosciences, Inc.*	214,688
15,736	Pfizer, Inc.	642,029
1,054	Quest Diagnostics, Inc.	149,120
422	Regeneron Pharmaceuticals, Inc.*	346,745
527	Sarepta Therapeutics, Inc.*	72,636
2,522	United Therapeutics Corp.*	564,827
211	UnitedHealth Group, Inc.	99,716
		6,290,993
	Communication Services — 8.6%
6,182	AT&T, Inc.	119,003
958	Meta Platforms, Inc. - Class A*	203,038
7,328	Paramount Global - Class B	163,488
5,408	ROBLOX Corp.*	243,252
19,852	Snap, Inc. - Class A*	222,541
3,840	Take-Two Interactive Software, Inc.*	458,112
10,808	Verizon Communications, Inc.	420,323
4,818	Warner Bros Discovery, Inc.*	72,752
		1,902,509
	Information Technology — 8.6%
467	Amdocs Ltd.	44,846
473	Crowdstrike Holdings, Inc.*	64,924
670	Enphase Energy, Inc.*	140,888
939	EPAM Systems, Inc.*	280,761
1,858	First Solar, Inc.*	404,115
29,835	Gen Digital, Inc.	511,969
260	International Business Machines Corp.	34,083
1,317	Okta, Inc.*	113,578
217	Palo Alto Networks, Inc.*	43,343
843	SolarEdge Technologies, Inc.*	256,230
		1,894,737
Shares		Market Value

	Energy — 7.5%
3,086	Antero Resources Corp.*	$ 71,256
5,402	Baker Hughes Co.	155,902
700	Cheniere Energy, Inc.	110,320
231	Chevron Corp.	37,690
2,235	Diamondback Energy, Inc.	302,105
1,444	EOG Resources, Inc.	165,525
751	EQT Corp.	23,964
4,211	Occidental Petroleum Corp.	262,893
521	Pioneer Natural Resources	106,409
8,690	Schlumberger NV	426,679
		1,662,743
	Consumer Discretionary — 5.0%
945	Burlington Stores, Inc.*	190,985
7,280	Las Vegas Sands Corp.*	418,236
7,788	Yum China Holdings, Inc. (China)	493,681
		1,102,902
	Materials — 3.3%
833	CF Industries Holdings, Inc.	60,384
1,099	Mosaic Co. (The)	50,422
12,496	Newmont Corp.	612,554
		723,360
	Utilities — 3.1%
4,428	Consolidated Edison, Inc.	423,627
15,397	PG&E Corp.*	248,969
		672,596
	Financials — 2.4%
2,740	Cboe Global Markets, Inc.	367,817
311	CME Group, Inc.	59,563
1,114	Fidelity National Information Services, Inc.	60,524
226	RenaissanceRe Holdings Ltd. (Bermuda)	45,277
		533,181
	Industrials — 2.0%
3,876	CH Robinson Worldwide, Inc.	385,158
1,530	Uber Technologies, Inc.*	48,501
		433,659
	Real Estate — 0.3%
968	Welltower, Inc. REIT	69,396
	Total Common Stocks	$21,805,492
	Short-Term Investment Fund — 1.1%
244,535	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	244,535
	Total Investment Securities—100.1% (Cost $18,999,741)	$22,050,027
	Liabilities in Excess of Other Assets — (0.1%)	(21,500)
	Net Assets — 100.0%	$22,028,527
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,805,492	$—	$—	$21,805,492
Short-Term Investment Fund	244,535	—	—	244,535
Total	$22,050,027	$—	$—	$22,050,027
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic Allocation Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Affiliated Mutual Funds∞^~ — 99.1%
	Equity Funds — 59.9%
195,214	Touchstone Growth Opportunities Fund	$ 7,105,772
1,575,535	Touchstone International ESG Equity Fund	11,548,670
28,973	Touchstone Mid Cap Fund	1,275,978
281,500	Touchstone Sands Capital Emerging Markets Growth Fund*	3,780,542
328,963	Touchstone Sands Capital Select Growth Fund*	3,684,388
37,716	Touchstone Small Cap Value Fund	1,206,521
988,218	Touchstone Value Fund	9,645,006
		38,246,877
	Fixed Income Funds — 39.2%
617,818	Touchstone Active Bond Fund	5,795,134
144,550	Touchstone Ares Credit Opportunities Fund	1,298,057
440,502	Touchstone High Yield Fund	3,237,688
1,402,624	Touchstone Impact Bond Fund	12,735,828
217,783	Touchstone Ultra Short Duration Fixed Income Fund	1,960,051
		25,026,758
	Total Affiliated Mutual Funds	$63,273,635
	Short-Term Investment Fund — 0.9%
537,375	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	537,375
	Total Investment Securities—100.0% (Cost $66,320,025)	$63,811,010
	Other Assets in Excess of Liabilities — 0.0%	30,914
	Net Assets — 100.0%	$63,841,924
^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated.
~	The financial statements of the underlying funds can be found on the SEC website.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$63,273,635	$—	$—	$63,273,635
Short-Term Investment Fund	537,375	—	—	537,375
Total	$63,811,010	$—	$—	$63,811,010
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	Japan — 17.4%
	Consumer Staples — 1.1%
11,700	Welcia Holdings Co. Ltd.	$ 250,481
	Health Care — 1.9%
16,300	M3, Inc.	410,256
	Industrials — 6.0%
31,700	MonotaRO Co. Ltd.	399,281
56,300	Nihon M&A Center Holdings, Inc.	421,989
18,000	Recruit Holdings Co. Ltd.	495,163
	Information Technology — 8.4%
2,350	Keyence Corp.	1,151,755
3,900	Lasertec Corp.	692,950
	Total Japan	3,821,875
	Netherlands — 10.9%
	Financials — 4.4%
608	Adyen NV, 144a*	968,805
	Information Technology — 6.5%
2,091	ASML Holding NV	1,423,364
	Total Netherlands	2,392,169
	United States — 10.2%
	Communication Services — 2.9%
8,368	Liberty Media Corp.-Liberty Formula One - Class C*	626,177
	Consumer Discretionary — 3.1%
5,997	Aptiv PLC*	672,803
	Health Care — 1.2%
1,414	CSL Ltd.	273,850
	Information Technology — 3.0%
3,874	Atlassian Corp. - Class A*	663,113
	Total United States	2,235,943
	Switzerland — 9.6%
	Health Care — 3.1%
1,135	Lonza Group AG	683,270
	Industrials — 3.0%
1,854	VAT Group AG, 144a	669,820
	Materials — 3.5%
2,747	Sika AG	770,521
	Total Switzerland	2,123,611
	Brazil — 7.4%
	Consumer Discretionary — 5.5%
919	MercadoLibre, Inc.*	1,211,297
	Industrials — 1.9%
53,600	WEG SA	428,297
	Total Brazil	1,639,594
	India — 6.7%
	Financials — 6.7%
8,809	Bajaj Finance Ltd.	604,427
12,942	HDFC Bank Ltd. ADR	862,843
	Total India	1,467,270
	Germany — 5.7%
	Communication Services — 3.0%
10,786	CTS Eventim AG & Co. KGaA*	674,296
	Consumer Discretionary — 2.7%
13,996	Zalando SE, 144a*	586,580
	Total Germany	1,260,876
Shares		Market Value

	Canada — 4.3%
	Information Technology — 4.3%
19,942	Shopify, Inc. - Class A*	$ 956,019
	Sweden — 3.6%
	Information Technology — 3.6%
68,214	Hexagon AB - Class B	785,103
	Denmark — 3.0%
	Health Care — 3.0%
1,760	Genmab A/S*	665,289
	Taiwan — 3.0%
	Information Technology — 3.0%
7,078	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	658,396
	Hong Kong — 2.8%
	Financials — 2.8%
57,800	AIA Group Ltd.	606,169
	Singapore — 2.7%
	Communication Services — 2.7%
6,880	Sea Ltd. ADR*	595,464
	France — 2.7%
	Health Care — 2.7%
1,922	Sartorius Stedim Biotech	589,661
	United Kingdom — 2.3%
	Consumer Discretionary — 2.3%
32,591	Entain PLC	506,142
	Italy — 2.2%
	Consumer Discretionary — 2.2%
1,780	Ferrari NV	482,273
	Poland — 1.5%
	Consumer Staples — 1.5%
3,740	Dino Polska SA, 144a*	339,706
	Total Common Stocks	$21,125,560
	Short-Term Investment Fund — 3.9%
862,876	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	862,876
	Total Investment Securities — 99.9% (Cost $23,298,278)	$21,988,436
	Other Assets in Excess of Liabilities — 0.1%	17,469
	Net Assets — 100.0%	$22,005,905
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $2,564,911 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$3,821,875	$—	$3,821,875
Netherlands	1,423,364	968,805	—	2,392,169
United States	1,962,093	273,850	—	2,235,943
Switzerland	—	2,123,611	—	2,123,611
Brazil	1,639,594	—	—	1,639,594
India	862,843	604,427	—	1,467,270
Germany	—	1,260,876	—	1,260,876
Canada	956,019	—	—	956,019
Sweden	—	785,103	—	785,103
Denmark	—	665,289	—	665,289
Taiwan	658,396	—	—	658,396
Hong Kong	—	606,169	—	606,169
Singapore	595,464	—	—	595,464
France	—	589,661	—	589,661
United Kingdom	—	506,142	—	506,142
Italy	482,273	—	—	482,273
Poland	—	339,706	—	339,706
Short-Term Investment Fund	862,876	—	—	862,876
Total	$9,442,922	$12,545,514	$—	$21,988,436
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.